Business Segments - Reconciliation of Revenue from Segment Amounts to Consolidated Amounts (Detail) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 2,161		$ 1,839	$ 1,867	$ 1,950	$ 1,726		$ 1,811	$ 1,847	$ 1,845	$ 1,630	$ 7,382		$ 7,133		$ 6,688
Other revenues	37					17						82		71		80
Other revenues from managed and franchised properties	1,395					1,041						4,310		4,011		3,567
Ownership [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	300					319						1,452		1,596		1,776
Management and franchise [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	436	[1]				357	[1]					1,580	[2]	1,496	[2]	1,302	[2]
Operating segments [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	736					676						3,032		3,092		3,078
Intersegment eliminations [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ (7)	[1]				$ (8)	[1]					$ (42)	[2]	$ (41)	[2]	$ (37)	[2]

[1]	Includes management, royalty and intellectual property fees charged to our ownership segment, which were eliminated in our condensed consolidated financial statements.
[2]	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.